Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Schedule of Components of Inventories

The components of inventories were as follows:

	As of June 30,
	2026	2025
	$	$
Raw materials	1,175,371	767,064
Work in progress	86,636	239,209
Finished goods	670,312	1,163,898
Goods in transit	708	-
Total inventories, gross	1,933,027	2,170,171
Inventories impairment	(350,405)	(631,355)
Total inventories, net	1,582,622	1,538,816

Schedule of Inventories Impairment Consists

Inventories impairment consists of the following:

	For the years ended June 30,
	2026	2025	2024
	$	$	$
Beginning balance	(631,355)	(1,263,735)	(732,897)
Addition	(170,624)	(24,116)	(564,020)
Write-offs	477,209	669,919	27,596
Foreign currency exchange effect	(25,635)	(13,423)	5,586
Ending balance	(350,405)	(631,355)	(1,263,735)